Provisions_Changes in other provisions (Details) - Other provisions except for provision for decommissioning restoration and rehabilitation costs [Member] - KRW (₩)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in other provisions [Abstract]
Beginning balance	₩ 172,455,000,000	₩ 63,637,000,000	₩ 58,791,000,000
Changes in other provisions [Abstract]
Provisions provided	232,629,000,000	109,875,000,000	8,384,000,000
Provisions used	(181,433,000,000)	(6,123,000,000)	(6,940,000,000)
Reversal of provisions unused	(2,345,000,000)	(171,000,000)	(52,000,000)
Foreign currencies translation adjustments	606,000,000	1,193,000,000	(194,000,000)
Transfer	(344,000,000)	0	0
Business combination	0	3,820,000,000	0
Others	(74,000,000)	224,000,000	3,648,000,000
Ending balance	₩ 221,494,000,000	₩ 172,455,000,000	₩ 63,637,000,000